TCW FUNDS, INC.

Supplement Dated December 7, 2009 to the

N Share Prospectus Dated February 27, 2009 (As Amended June 23, 2009)

On page 20, the last paragraph under the heading “TCW Balanced Fund—Investment Objective/Approach” is hereby deleted and replaced with the following:

Diane E. Jaffe and Tad Rivelle are the Fund’s portfolio managers and are assisted by a team of professionals.

On page 32, the last paragraph under the heading “TCW Core Fixed Income Fund—Investment Objective/Approach” is hereby deleted and replaced with the following:

James M. Hassett and Tad Rivelle are the Fund’s portfolio managers and are assisted by a team of professionals.

On page 36, the last paragraph under the heading “TCW Total Return Bond Fund—Investment Objective/Approach” is hereby deleted and replaced with the following:

Tad Rivelle is the Fund’s portfolio manager and is assisted by a team of professionals.

On page 37, the last paragraph under the heading “TCW Conservative Allocation Fund—Investment Objective/Approach” is hereby deleted and replaced with the following:

Michael P. Reilly, Tad Rivelle, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers and are assisted by a team of professionals.

On page 39, the last paragraph under the heading “TCW Moderate Allocation Fund—Investment Objective/Approach” is hereby deleted and replaced with the following:

Michael P. Reilly, Tad Rivelle, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers and are assisted by a team of professionals.

On page 41, the last paragraph under the heading “TCW Aggressive Allocation Fund—Investment Objective/Approach” is hereby deleted and replaced with the following:

Michael P. Reilly, Tad Rivelle, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers and are assisted by a team of professionals.

On pages 51-53, all information pertaining to Jeffrey E. Gundlach and Philip A. Barach under the heading “Management of the Funds—Portfolio Managers,” is deleted and replaced with the following:

Portfolio Manager(s)	Business Experience During Last Five Years
Tad Rivelle

Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Chief Investment Officer and a Managing Director with Metropolitan West Asset Management, LLC since August 1996.

Please retain this Supplement with your Prospectus for future reference.